Presentation of the Financial Statements and Accounting Practices - Summary of Company's Corporates Structure (Detail)	12 Months Ended
Dec. 31, 2019
Airholding S.A. [member]
Disclosure of subsidiaries [line items]
Country	Portugal
Airholding S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Coordinates investments in subsidiaries in Portugal
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	65.00%
OGMA - Industria Aeronautica de Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	65.00%
Core activities	Aviation maintenance and production
Country	Portugal
Yaborã Indústria Aeronáutica S.A. [member]
Disclosure of subsidiaries [line items]
Country	Brazil
Yaborã Indústria Aeronáutica S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Future commercial aviation joint venture with Boeing
Embraer Commercial Aviation LLC [Member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Commercial Aviation LLC [Member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Future company related to the Commercial Aviation segment
Embraer Aircraft Customer Services Inc. [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Aircraft Customer Services Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc. [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Aircraft Maintenance Services Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Maintenance of aircraft and components
Embraer Aviation France - EAF [membe]
Disclosure of subsidiaries [line items]
Country	France
Embraer Aviation France - EAF [membe] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Future company related to the Commercial Aviation segment
ELEB - Equipamentos Ltda. [member]
Disclosure of subsidiaries [line items]
Country	Brazil
ELEB - Equipamentos Ltda. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding Inc. [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Aircraft Holding Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Concentrates corporate activities in the USA
Embraer Business Innovation Center, Inc. [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Business Innovation Center, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Develops technological innovation research in aviation and related areas
Embraer Executive Jet Services, LLC [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Executive Jet Services, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc. [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Executive Aircraft, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Final assembly and delivery of executive jets
Embraer Engineering &Technology Center USA, Inc. [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Engineering &Technology Center USA, Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Engineering services related to aircraft research and development
Embraer Aero Seating Technologies, LLC [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Aero Seating Technologies, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Production and maintenance of aircraft seats
Embraer Defense and Security Inc. [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Defense and Security Inc. [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer CAE Training Services LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	51.00%
Core activities	Pilot, mechanic and crew training
EB Defense LLC [Member]
Disclosure of subsidiaries [line items]
Country	EUA
EB Defense LLC [Member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Future joint venture with Boeing for the sale and promotion of C-390 Millennium
Embraer Solutions, LLC [member]
Disclosure of subsidiaries [line items]
Country	EUA
Embraer Solutions, LLC [member] | EUA [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Sale of spare parts and support services for the Executive Aviation
Embraer Aviation Europe EAE [member]
Disclosure of subsidiaries [line items]
Country	France
Embraer Aviation Europe EAE [member] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International EAI [member]
Disclosure of subsidiaries [line items]
Country	France
Embraer Aviation International EAI [member] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL [member]
Disclosure of subsidiaries [line items]
Country	France
Embraer Europe SARL [member] | France [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa And Seguranca Participacoes S.A. [member]
Disclosure of subsidiaries [line items]
Country	Brazil
Embraer Defesa And Seguranca Participacoes S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Coordinates investments in the Defense & Security segments
Atech Negocios em Tecnologias S.A. [member]
Disclosure of subsidiaries [line items]
Country	Brazil
Atech Negocios em Tecnologias S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A. [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	51.00%
Country	Brazil
Visiona Tecnologia Espacial S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	51.00%
Core activities	Supply of the Brazilian Government’s Geostationary Defense and Strategic Communications Satellite System (SGDC)
Visiona Internacional B.V. [member]
Disclosure of subsidiaries [line items]
Country	Holanda
Visiona Internacional B.V. [member] | Holanda [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Integration and supply of the Brazilian Government’s (SGDC) System
SAVIS Tecnologia e Sistemas S.A. [member]
Disclosure of subsidiaries [line items]
Country	Brazil
SAVIS Tecnologia e Sistemas S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Operates in Defense and Security with the Brazilian Government
Embraer GPX Ltda [member]
Disclosure of subsidiaries [line items]
Country	Brazil
Embraer GPX Ltda [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	No operations
Embraer Netherlands Finance BV [member]
Disclosure of subsidiaries [line items]
Country	Holland
Embraer Netherlands Finance BV [member] | Holland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Financial operations raising and investing funds of the Embraer Group
Embraer Aviation Netherlands B.V. [member]
Disclosure of subsidiaries [line items]
Country	Holland
Embraer Aviation Netherlands B.V. [member] | Holland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Future company responsible for Embraer’s commercial activities in Europe
Embraer Netherlands B V [member]
Disclosure of subsidiaries [line items]
Country	Holland
Embraer Netherlands B V [member] | Holland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Concentrates corporate activities abroad, leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd. [member]
Disclosure of subsidiaries [line items]
Country	Singapore
Embraer Asia Pacific PTE. Ltd. [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	After sale services and support in Asia
Embraer CAE Training Services (UK) Limited [member]
Disclosure of subsidiaries [line items]
Country	United Kingdom
Embraer CAE Training Services (UK) Limited [member] | United Kingdom [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	51.00%
Core activities	No operations
Embraer Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Country	Portugal
Embraer Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer Portugal Estruturas Metalicas SA [member]
Disclosure of subsidiaries [line items]
Country	Portugal
Embraer Portugal Estruturas Metalicas SA [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Fabrication of steel parts and products for the aviation industry
Embraer Portugal Estruturas em Compositos SA [member]
Disclosure of subsidiaries [line items]
Country	Portugal
Embraer Portugal Estruturas em Compositos SA [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Company Limited [member]
Disclosure of subsidiaries [line items]
Country	China
Embraer (China) Aircraft Technical Services Company Limited [member] | China [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Sales and maintenance for after sales support in China
EZ Air Interior Limited [member]
Disclosure of subsidiaries [line items]
Country	Ireland
EZ Air Interior Limited [member] | Ireland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	50.00%
Core activities	Fabrication of interiors for commercial aircraft
Embraer Overseas Ltd. [member]
Disclosure of subsidiaries [line items]
Country	Cayman Islands
Embraer Overseas Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL [member]
Disclosure of subsidiaries [line items]
Country	Spain
Embraer Spain Holding Co. SL [member] | Spain [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Concentrates corporate activities abroad
ECC Investment Switzerland AG [member]
Disclosure of subsidiaries [line items]
Country	Switzerland
ECC Investment Switzerland AG [member] | Switzerland [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Coordinates investments in subsidiaries abroad
ECC Insurance And Financial Company Limited [member]
Disclosure of subsidiaries [line items]
Country	Cayman Islands
ECC Insurance And Financial Company Limited [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd. [member]
Disclosure of subsidiaries [line items]
Country	Cayman Islands
Embraer Finance Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Support to the Company in structuring specific operations
Refine, Inc. [member]
Disclosure of subsidiaries [line items]
Country	Cayman Islands
Refine, Inc. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	SPE to finance sales of aircraft from the Commercial Aviation
Fundo de Investimento em Participações Embraer Ventures [member]
Disclosure of subsidiaries [line items]
Country	Brazil
Fundo de Investimento em Participações Embraer Ventures [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Participation Embraer Group	100.00%
Core activities	Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the aerospace sector.